Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	11,960	23,055	23,055
Total options outstanding, Weighted average exercise price	$ 87	$ 113.01	$ 113.01
Options exercisable, Number | shares	11,960	23,055	23,055
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 87
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	87
Canadian Share Options [Member] | 87.00 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 87
Total options outstanding, Number | shares	11,960
Total options outstanding, Weighted average exercise price	$ 87
Total options outstanding, Weighted average remaining contractual life (years)	1 month 24 days
Options exercisable, Number | shares	11,960
Options exercisable, Weighted average exercise price	$ 87
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	60,052	128,398	141,748
Total options outstanding, Weighted average exercise price	$ 66.44	$ 85.8	$ 84.84
Options exercisable, Number | shares	60,052	128,398	141,748
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 68.8
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	68.8
U.S. Share Options [Member] | 51.20 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 51.2
Total options outstanding, Number | shares	8,595
Total options outstanding, Weighted average exercise price	$ 51.2
Total options outstanding, Weighted average remaining contractual life (years)	1 year 1 month 24 days
Options exercisable, Number | shares	8,595
Options exercisable, Weighted average exercise price	$ 51.2
U.S. Share Options [Member] | 68.80 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 68.8
Total options outstanding, Number | shares	48,790
Total options outstanding, Weighted average exercise price	$ 68.8
Total options outstanding, Weighted average remaining contractual life (years)	1 month 24 days
Options exercisable, Number | shares	48,790
Options exercisable, Weighted average exercise price	$ 68.8
U.S. Share Options [Member] | 72.46 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 72.46
Total options outstanding, Number | shares	2,667
Total options outstanding, Weighted average exercise price	$ 72.46
Total options outstanding, Weighted average remaining contractual life (years)	7 months 2 days
Options exercisable, Number | shares	2,667
Options exercisable, Weighted average exercise price	$ 72.46
U.S. Share Options [Member] | 51.20 - 72.46 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	60,052
Total options outstanding, Weighted average exercise price	$ 66.44
Total options outstanding, Weighted average remaining contractual life (years)	3 months 21 days
Options exercisable, Number | shares	60,052
Options exercisable, Weighted average exercise price	$ 66.44
U.S. Share Options [Member] | 51.20 - 72.46 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	72.46
U.S. Share Options [Member] | 51.20 - 72.46 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 51.2